Note 2 - Summary of Significant Accounting Policies and Basis of Presentation (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Working Capital Deficit	$ 16,200,000		$ 16,200,000
Retained Earnings (Accumulated Deficit), Total	(79,537,681)		(79,537,681)			$ (66,831,969)	$ (58,310,093)
Cash	19,400,000		19,400,000
Net Income (Loss) Attributable to Parent, Total	$ (5,340,704)	$ (1,608,407)	$ (12,705,712)	$ (2,557,707)	$ (8,521,876)	$ (8,521,876)	$ (3,783,388)